ACQUISITIONS	12 Months Ended
Dec. 31, 2018
Acquisition-date fair value of total consideration transferred [abstract]
ACQUISITIONS
4.	ACQUISITIONS

During the year ended December 31, 2018, the Company completed the following acquisitions, and has allocated each purchase price as follows:

Purchase Price Allocation	D&B (1)	WPMC (2)	PATCC (3)	PWC (4)	NYCANNA (5)	PWCT (6)	IGF (7)	Total
Assets acquired:
Cash and cash equivalents	$308	$62	$36	$19	$453	$662	$4	$1,544
Inventory	120	—	—	—	2,356	205	186	2,867
Biological assets	—	—	—	—	1,029	—	133	1,162
Other current assets	—	—	—	—	67	1	29	97
Promissory notes receivable	—	814	6,181	—	—	—	—	6,995
Capital assets, net	24	—	—	5,614	5,996	723	3,119	15,476
Goodwill	1,328	11,586	5,636	6,241	1,626	1,491	2,017	29,925
Intangible assets - cannabis licenses	13,100	—	—	15,300	39,800	9,399	10,298	87,897
Intangible assets - management contracts	—	31,200	6,401	—	—	—	—	37,601
Other non-current assets	5	—	—	123	69	7	—	204
Liabilities assumed:
Accounts payable and accrued liabilities	(382)	(41)	—	(872)	(1,153)	(275)	(41)	(2,764)
Deferred tax liability	—	—	—	(3,708)	—	—	—	(3,708)
Other liabilities	(3)	—	—	—	(49)	—	—	(52)
Fair value of net assets acquired	$14,500	$43,621	$18,254	$22,717	$50,194	$12,213	$15,745	$177,244

Consideration paid:
Cash paid in 2018	$250	$8,168	$—	$750	$13,833	$2,475	$8,215	$33,691
Cash to be paid in 2019	—	—	—	—	—	—	7,500	$7,500
Class D units	3,100	11,200	14,964	21,046	21,575	7,122	—	79,007
Subordinate Voting Shares (“SVS”)	—	—	—	—	—	—	30	30
Seller’s notes (Note 10)	11,150	—	1,118	921	2,238	479	—	15,906
FMV of previously held interest	—	17,012	2,172	—	12,548	2,137	—	33,869
FMV of non-controlling interest	—	7,241	—	—	—	—	—	7,241
Total consideration	$14,500	$43,621	$18,254	$22,717	$50,194	$12,213	$15,745	$177,244

Class D units/SVS issued	500	1,806	2,414	3,394	3,480	1,149	1	12,744

The consideration has been allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The purchases have been accounted for by the acquisition method, with the results included in the Company’s net earnings from the date of acquisition. The primary purpose of these acquisitions was to continue to build a diversified portfolio of assets in the U.S. cannabis sector. The goodwill recognized in these acquisitions represents expected synergies associated with the acquisition such as the benefits of assembled workforces, expected earnings and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The fair value of the assets acquired and the liabilities assumed have been determined on a provisional basis utilizing information available at the time of the acquisition. Additional information is being gathered to finalize these provisional measurements, particularly with respect to intangible assets, goodwill, working capital, and deferred income taxes. Accordingly, the measurement of assets acquired and liabilities assumed may change upon finalization of the Company’s valuation and completion of the purchase price allocation, both of which are expected to occur no later than one year from the acquisition date.

The value of Class D units issued was based on similar financing during HSCP's issuance of Class E units, the most recent cash financing prior to the RTO, which was valued at $6.20 per unit. SVS issued were valued based on the market price on the transaction date. Seller’s notes were issued at face value, which approximated fair value on the acquisition date.

(1) On May 31, 2018, the Company acquired all interests in license holder D&B. The seller’s note issued bears interest at a rate of 3.5% per annum and matures on May 31, 2019.

(2) On May 31, 2018, the Company acquired 45% of management company WPMC, giving the Company an 84% controlling interest. The useful life of the management contract is 18 years. As a result of this acquisition, the previously held interest in WPMC was re-measured from $6,230 to $17,012, resulting in a gain of $10,782, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018. The FMV of the NCI was derived from the consideration issued. Subsequent to the acquisition, the Company acquired additional interests in WPMC. Refer to Note 11 for further discussion.

(3) On July 3, 2018, the Company acquired the remaining 88% ownership interest in management company PATCC. The useful life of the management contract is 10 years. As a result of this acquisition, the previously held interest in PATCC was re-measured from $63 to $2,172, resulting in a gain of $2,109, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.

(4) On August 15, 2018, the Company acquired all interests in license holder PWC, which was formerly managed by Prime Consulting Group, LLC (“PCG”), a management company in which the Company owned a 20% equity interest.

(5) On August 15, 2018, the Company acquired the remaining 75% ownership interest in license holder NYCANNA. As a result of this acquisition, the previously held interest in NYCANNA was re-measured from $12,501 to $12,548, resulting in a gain of $47, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.

(6) On September 13, 2018, the Company acquired the remaining 82% ownership interest in license holder PWCT. As a result of this acquisition, the previously held interest in PWCT was re-measured from $1,750 to $2,137, resulting in a gain of $387, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.

(7) On November 21, 2018, the Company acquired all interests in IGF, a cultivation license holder in Illinois. $6,500 of cash consideration was classified as Other current liabilities and was subsequently paid in January, and $1,000 was classified as Other liabilities in the Consolidated Statements of Financial Position as at December 31, 2018.

Selected line items from the Company’s Consolidated Statement of Operations for the year ended December 31, 2018, adjusted as if the acquisitions of D&B and PWCT (deemed to be the only acquisitions with material operations in the period) had occurred on January 1, 2018, are presented below:

	Revenues, net	Gross profit	Net operating income (loss)	Net income (loss)
Consolidated results	$21,124	$25,412	$(68,683)	$(219,685)
D&B/PWCT pre-acquisition	11,077	4,661	2,685	2,502
Pro-forma results	$32,201	$30,073	$(65,998)	$(217,183)

D&B/PWCT post-acquisition	8,357	2,899	1,791	1,800

Deferred acquisition costs and deposits

The Company makes advance payments to certain acquisition targets for which the transfer is pending certain regulatory approvals prior to the acquisition date.

As at December 31, 2018, the Company had the following deferred acquisition costs and deposits, which are expected to be offset against the consideration payable for the related future purchases:

Acquisition Target	December 31, 2018
Nature’s Way Nursery of Miami, Inc. (“Nature’s Way”)	$12,000
Form Factory, Inc. (“Form Factory”)	10,000
NCC, LLC (“NCC”)	100
Deferred acquisition costs and deposits	$22,100